Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2024
Long Term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of September 30, 2024:

Commitments for property management fees	RMB	US$
Remainder of 2024	1,724	246
2025	6,651	948
2026	5,641	804
2027	4,819	687
2028 and thereafter	22,560	3,214
	41,395	5,899

Licensed Copyrights and Produced Content
Long Term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of September 30, 2024:

Commitments for Licensed Copyrights and Produced Content	RMB	US$
Remainder of 2024	6,535,093	931,243
2025	5,973,967	851,283
2026	2,319,137	330,474
2027	1,297,800	184,935
2028 and thereafter	485,421	69,173
	16,611,418	2,367,108

Fixed Assets
Long Term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements

Future minimum payments under non-cancelable agreements for the purchase of fixed assets consist of the following as of September 30, 2024:

Capital commitment	RMB	US$
Remainder of 2024	12,383	1,765
2025	42,929	6,117
2026	28,542	4,067
2027	27,700	3,947
2028 and thereafter	52,036	7,415
	163,590	23,311